Tax	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Tax	8. Tax
Tax on profit for the year

	United Kingdom			Other jurisdictions			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Current tax[a]
Current period	15	24	16	306	292	245	321	316	261
Adjustments in respect of prior periods	2	–	–	(3)	–	12	(1)	–	12
	17	24	16	303	292	257	320	316	273
Deferred tax
Origination and reversal of temporary differences	12	11	1	(39)	(56)	(21)	(27)	(45)	(20)
Changes in tax rates and tax laws	–	–	–	–	–	2	–	–	2
Adjustments to unprovided or unrecognised deferred tax[b]	–	–	–	21	–	5	21	–	5
Adjustments in respect of prior periods	6	(2)	1	(5)	–	(1)	1	(2)	–
	18	9	2	(23)	(56)	(15)	(5)	(47)	(13)
Income tax charge for the year[c]	35	33	18	280	236	242	315	269	260
a.Includes $6m (2024: $2m, 2023: $nil) in respect of taxes arising under the Pillar Two framework.
b.In 2025, relates to tax arising following the completion of an intragroup restructuring.
c.‘Other jurisdictions’ includes $205m (2024: $169m, 2023: $172m) in respect of US taxes.
8. Tax continued
The income tax charge includes the following exceptional items:

	2025		2024		2023
	Current tax	Deferred tax	Current tax	Deferred tax	Current tax	Deferred tax
	$m	$m	$m	$m	$m	$m
Tax on operating exceptional items[a]	4	1	–	–	(3)	(4)
Exceptional tax charge[b]	(34)	13	–	–	–	–
		(16)		–		(7)
a.Comprises the tax impacts of the operating exceptional items in note 6.
b.Comprises a $34m current tax charge and a $34m deferred tax credit, both in respect of tax that arose on the acquisition of Holiday Inn in 1990, and a $21m deferred tax charge following the completion of an intra-group restructuring transaction, which otherwise has had no impact on the consolidated financial statements. These are presented as exceptional due to their size and non-recurring nature.
Reconciliation of tax charge

	2025	2024	2023
	%	%	%
Tax at UK blended rate	25.0	25.0	23.5
Tax credits	(0.5)	(0.6)	(0.5)
System Fund[a]	(0.1)	1.2	(1.3)
Foreign exchange losses/(gains)	(0.6)	1.0	(1.0)
Other permanent differences[b]	–	(0.5)	0.9
Non-recoverable foreign taxes	3.0	2.4	1.3
Net effect of different rates of tax[c]	0.4	1.5	1.5
Effect of substantive enactment of UAE tax rates and laws[d]	–	–	(0.9)
Effect of changes in other tax rates and laws	–	–	0.2
Items on which deferred tax arose but where no deferred tax is recognised[e]	0.2	0.2	0.2
Effect of adjustments to unprovided or unrecognised deferred taxes[f]	1.9	–	0.5
Adjustments to the tax charge in respect of prior periods[g]	–	(0.2)	1.3
	29.3	30.0	25.7
a.The System Fund is, in general, not subject to taxation.
b.Includes (0.8)%pts (2024: (1.0)%pts, 2023: (0.6)%pts) in respect of the US Foreign-Derived Intangible Income regime.
c.Includes 1.1%pts (2024: 1.2%pts, 2023: 1.3%pts) driven by the relatively high blended US rate, which includes US Federal and State taxes.
d.During 2023, law implementing a new corporate income tax regime was substantively enacted in the UAE. This resulted in the recognition of a deferred tax asset of $9m in the UAE. Absent further law change, this benefit is not likely to reoccur.
e.Predominantly in respect of losses arising in the year.
f.Adjustments relating to estimated recoverable deferred tax assets. In 2025, relates to a deferred tax charge following the completion of an intra-group restructuring transaction. In 2023, included 0.7%pts relating to the provision of previously unprovided deferred tax liabilities which arise on temporary differences in subsidiaries.
g.Relates to the finalisation of tax returns, activity from tax authorities such as tax audits and the reassessment of provisions for uncertain tax positions.
Factors that may affect the future tax charge
Many factors will affect the Group’s future tax rate, the main ones being future legislative developments, future profitability of underlying subsidiaries and resolution of tax uncertainties.
In 2021, the OECD made proposals for worldwide tax reform under a two ‘pillar’ system – Pillar One and Pillar Two.
Pillar One (broadly, the reallocation of certain taxing rights to countries where customers are located) has not been enacted in any jurisdiction and, in any event, the Group would not expect to be impacted. There has been no substantial progress by the
OECD on the Pillar One rules and there is no certainty as to whether these will be ever enacted.
Pillar Two seeks to impose a global minimum tax, essentially establishing a floor on corporate tax competition by ensuring a large multinational enterprise is subject to tax in each jurisdiction at a 15% effective minimum tax rate. Pillar Two rules are in effect for the Group and the Group’s Pillar Two liability for 2025 is estimated to be $6m. The administration and compliance behind the rules are burdensome and the Group will rely on transitional ‘safe harbour’ exemptions which remove the need to prepare full calculations for Pillar Two for qualifying territories. The OECD agreed in January 2026 that these transitional arrangements would be extended a further year, until the end of 2027, and announced a permanent safe harbour that will replace it. Based upon this announcement, the Group expects that it will be able to rely on the permanent safe harbour for a number of key jurisdictions, such as the US and China where the Group’s blended effective tax rate exceeds 25%, and therefore considers the likelihood of material future Pillar Two taxes arising to be low, based upon the current profile of the Group’s business. The Group continues to monitor external tax developments in this area, particularly as the new permanent safe harbour passes through the legislative process.
8. Tax continued
Tax paid
Total tax paid (net of refunds) of $307m (2024: $309m) is entirely in respect of operating activities. This comprises taxes paid directly by Group entities to taxing authorities and taxes withheld at source in respect of fees payable to the Group. Taxes withheld at source are paid by hotel owners to their local taxing authorities on behalf of the Group. The table below shows the territories to whom taxes are directly paid by the Group which exceed $5m in the current or comparative periods, in addition to the UK, the Group’s headquarter jurisdiction. The increase between 2023 and 2024 is predominantly driven by the corresponding increase to Group profitability and movement in deferred taxes. During 2025, exceptional tax of $34m was paid without which there would have been a year-on-year decrease in taxes paid, as a result of tax reforms in the US.

	2025	2024	2023
	$m	$m	$m
China[a]	13	11	5
Japan[a]	9	3	3
Mexico[b]	8	5	3
Singapore[a]	9	7	4
United Kingdom[b]	10	10	8
United States[b]	194	220	171
Other jurisdictions	17	15	12
	260	271	206
Taxes withheld at source	47	38	37
Tax paid per cash flow	307	309	243

Analysed as:
Exceptional tax paid[c]	34	–	–
Other	273	309	243
	307	309	243
a.Tax payments are typically based upon the previous year’s profits.
b.Tax payments are typically based upon the current year’s profits.
c.Exceptional tax paid of $34m in 2025 relates to the settlement of a tax liability in the United States which originally arose as a result of the acquisition of Holiday Inn in 1990 and became due for payment in 2025. There was no net impact on the tax charge for any year presented. The payment is classified as an exceptional cash flow due to its size and nature.
A reconciliation of tax paid to the current tax charge in the Group income statement is as follows:

	2025	2024	2023
	$m	$m	$m
Current tax charge in the Group income statement	320	316	273
Current tax charge/(credit) in the Group statement of comprehensive income	2	(3)	(6)
Current tax credit taken directly to equity	(15)	(6)	(5)
Total current tax charge	307	307	262
Movements to tax contingencies[a]	(1)	(4)	(2)
Timing differences of cash tax paid and foreign exchange differences	1	6	(17)
Tax paid per cash flow	307	309	243
a.Tax contingency movements are included within the current tax charge but do not impact cash tax paid in the year. Settlements of tax contingencies are included within cash tax paid in the year but not recorded in the current year tax charge.
8. Tax continued
Deferred tax

	Property, plant, equipment and software	Application fees	Deferred gains on loan notes[a]	Associates	Losses[b]	Deferred compensation and employee benefits	Deferred revenue[c]	Research and development	Intangible assets excluding software	Other short-term temporary differences[d]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 January 2024	(30)	42	(34)	(60)	76	95	–	15	(46)	8	66
Group income statement	21	–	–	1	(7)	9	30	18	(14)	(11)	47
Group statement of comprehensive income	–	–	–	–	(3)	–	–	–	–	(13)	(16)
Group statement of changes in equity	–	–	–	–	–	9	–	–	–	–	9
Exchange and other adjustments	–	–	–	–	(1)	–	–	–	–	(1)	(2)
At 31 December 2024	(9)	42	(34)	(59)	65	113	30	33	(60)	(17)	104
Group income statement	(1)	1	34	1	–	8	19	(17)	(14)	(26)	5
Group statement of comprehensive income	–	–	–	–	–	–	–	–	–	14	14
Group statement of changes in equity	–	–	–	–	–	(6)	–	–	–	–	(6)
Exchange and other adjustments	2	–	–	–	5	3	–	–	2	–	12
At 31 December 2025	(8)	43	–	(58)	70	118	49	16	(72)	(29)	129
a.In 2025, movement is in respect of tax arising on the acquisition of Holiday Inn in 1990. This is included within the exceptional tax charge.
b.Wholly in respect of revenue losses.
c.The movements in 2024 arose as a result of a revised agreement with the IHG Owners Association (see note 3) and deferred revenue in respect of co-branding agreements.
d.Primarily in respect of contract costs, right-of-use assets, unrealised foreign exchange and expected credit losses on trade receivables, none of which has a balance exceeding $20m.
The analysis of the deferred tax balance after considering the offset of assets and liabilities within entities where there is a legal right to do so and an analysis of the deferred tax balance showing all territories with balances greater than $10m in either the current or prior year are as follows:

	2025	2024
	$m	$m
Deferred tax assets	146	122
Deferred tax liabilities	(17)	(18)
	129	104

Analysed as:
United Arab Emirates	13	12
United Kingdom	92	99
United States	33	–
Other	(9)	(7)
	129	104
A deferred tax asset of $4m (2024: $3m) has been recognised in legal entities which have made a loss in the current or the previous year.
8. Tax continued
Recoverability of UK deferred tax assets
The Group has recognised deferred tax assets of $92m (2024: $99m) in the UK. The major components are revenue losses of $65m (2024: $62m) and tax depreciation of $30m (2024: $32m), reduced by a deferred tax liability of $19m (2024: $13m) on past tax deductions in respect of intellectual property. The losses have arisen by identifiable non-recurring events, for example special contributions into a former Group pension scheme and the impact of Covid-19, absent which, the UK tax group would have been profitable, and there has been a history of loss usage since the Covid-19 restrictions eased. The losses do not expire, although they can only be offset against 50% of annual UK taxable profits.
Unrecognised deferred tax assets
The Group does not recognise deferred tax assets if it cannot anticipate being able to offset them against existing deferred tax liabilities or against future profits or gains.
The total unrecognised deferred tax position is as follows:

	Gross		Unrecognised deferred tax
	2025	2024	2025	2024
	$m	$m	$m	$m
Revenue losses	480	432	84	75
Capital losses	630	580	158	146
	1,110	1,012	242	221
Tax credits	61	46	61	46
Other[a]	17	22	4	7
	1,188	1,080	307	274
a.Primarily relates to costs incurred for which tax relief has not been obtained.
There is no expiry date to any of the above unrecognised assets other than for the losses and tax credits as shown in the table below:

	Gross		Unrecognised deferred tax
	2025	2024	2025	2024
Expiry date	$m	$m	$m	$m
2025	–	11	–	2
2026	6	7	1	1
2027	6	7	1	1
2029	10	10	10	10
2032	15	15	15	15
After 2032	34	21	34	21
Unprovided deferred tax liabilities
No deferred tax liability has been provided in respect of $42m (2024: $517m) of temporary differences relating to subsidiaries
(comprising undistributed earnings and inherent gains and losses).
Uncertain tax positions
Current tax payable includes $11m (2024: $9m) in respect of uncertain tax positions, with the largest single item not exceeding
$3m (2024: $3m). There are no amounts recognised in relation to uncertain tax positions within deferred tax in either the current or prior year.
The Group’s most material territories for tax are the US and the UK, and the Group has now agreed all US federal tax returns up to and including 2020. The US Internal Revenue Service is conducting routine audits of the 2021 and 2022 US federal tax return periods. The Group considers the risk of material adjustment to be low. In the UK, the Group has agreed all UK Corporation Tax returns for periods up to 2023.